EQUITY (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands			2 Months Ended		6 Months Ended
	May 08, 2023 CAD ($) shares	May 08, 2023 USD ($) $ / shares shares	Feb. 28, 2023 CAD ($) $ / shares shares	Feb. 28, 2023 USD ($) $ / shares shares	Jun. 30, 2023 CAD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2023 $ / shares shares	Feb. 28, 2023 $ / shares shares	Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued					13,389,551			13,389,551		7,569,526
Proceeds from issuing shares | $					$ 1,688		$ 0
Life Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued			2,828,248						2,828,248
Par value per share | (per share)			$ 1.66						$ 1.25
Proceeds from issuing shares			$ 4,792	$ 3,535
Life Offering [Member] | Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of warrants issued per common share | (per share)			$ 1.99	$ 1.5
Term of warrants			36 months	36 months
Concurrent Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued					2,317,171			2,317,171
Par value per share | (per share)					$ 1.66			$ 1.25
Proceeds from issuing shares					$ 3,926	$ 2,896
Debt Settlement (L5) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share | $ / shares		$ 1.25
Number of shares settled upon outstanding indebtedness	492,492	492,492
Value of shares settled upon outstanding indebtedness	$ 838,776	$ 615,615
Debt Settlement (L5) [Member] | Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common Share exercise price per share | $ / shares		$ 1.5
Consulting Agreement [Member] | Debt Settlement (L5) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued					50,414			50,414
Non Independent Director [Member] | Life Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shared subscribed			131,700	131,700
Value of shared subscribed			$ 224	$ 165
Insiders [Member] | Concurrent Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued					1,159,999			1,159,999